Asset Retirement Obligations (Tables)	3 Months Ended
Mar. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations Reconciliation
The following presents a reconciliation of the asset retirement obligations (in thousands):

Asset retirement obligations at December 31, 2011	$71,142
Liabilities added from acquisitions	18,469
Liabilities added from drilling	274
Current year accretion expense	1,385
Settlements	(1,043)
Asset retirement obligations at March 31, 2012	$90,227